UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA	02110
(Address of principal executive offices)	(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)
Registrant's telephone number, including area code:	(415) 670-2000
Date of fiscal year end:	July 31, 2020
Date of reporting period:	January 31, 2020

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

• iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX

• iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX

• iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX

• iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX

• iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX

• iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX

• iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.99%	20.76%	12.16%	20.76%	23.91%
Fund Market	5.95	20.65	12.18	20.65	23.95
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,059.90	$0.93		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Beverages	28.0%
Food	26.6
Retail	12.4
Agriculture	11.0
Cosmetics & Personal Care	10.0
Packaging & Containers	3.0
Household Products & Wares	2.6
Pharmaceuticals	2.3
Chemicals	1.7
Real Estate Investment Trusts	1.1
Other (each representing less than 1%)	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Coca-Cola Co. (The)	11.3%
PepsiCo Inc.	9.5
Procter & Gamble Co. (The)	7.3
Mondelez International Inc., Class A	4.8
McDonald's Corp.	4.7
Philip Morris International Inc.	4.5
Altria Group Inc.	4.2
Starbucks Corp.	4.0
General Mills Inc.	3.1
Colgate-Palmolive Co.	2.6

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.53%	19.57%	14.36%	19.57%	28.49%
Fund Market	6.52	19.56	14.38	19.56	28.53
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,065.30	$0.93		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retail	54.2%
Internet	15.5
Apparel	7.6
Cosmetics & Personal Care	5.4
Computers	4.3
Lodging	3.3
Food	1.7
Commercial Services	1.5
Leisure Time	1.2
Entertainment	1.0
Distribution & Wholesale	1.0
Other (each representing less than 1%)	3.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amazon. com Inc.	12.0%
Home Depot Inc. (The)	8.4
Walmart Inc.	6.3
Costco Wholesale Corp.	5.2
Apple Inc.	4.3
NIKE Inc., Class B	4.1
Procter & Gamble Co. (The)	4.1
McDonald's Corp.	3.9
TJX Companies Inc. (The)	2.9
Lowe's Companies Inc.	2.7

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.79%	16.41%	3.73%	16.41%	7.09%
Fund Market	4.79	16.40	3.73	16.40	7.09
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,047.90	$0.93		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	42.8%
Insurance	25.6
Diversified Financial Services	15.4
Commercial Services	4.7
Health Care - Services	3.3
Software	2.8
Savings & Loans	1.4
Other (each representing less than 1%)	4.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
JPMorgan Chase & Co.	4.7%
Bank of America Corp.	4.6
Citigroup Inc.	4.1
Wells Fargo & Co.	4.1
U. S. Bancorp	2.7
Berkshire Hathaway Inc., Class B	2.6
Goldman Sachs Group Inc. (The)	2.4
Truist Financial Corp.	2.1
American Express Co.	2.1
Morgan Stanley	1.9

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.54%	12.49%	14.88%	12.49%	29.58%
Fund Market	7.65	12.56	14.93	12.56	29.70
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,075.40	$0.94		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care - Products	46.6%
Health Care - Services	27.1
Pharmaceuticals	16.3
Biotechnology	3.2
Real Estate Investment Trusts	1.9
Electronics	1.2
Other (each representing less than 1%)	3.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	11.0%
Medtronic PLC	7.7
Abbott Laboratories	6.7
Johnson & Johnson	4.0
Thermo Fisher Scientific Inc.	3.8
Danaher Corp.	3.5
Stryker Corp.	3.4
Becton Dickinson and Co.	3.4
Intuitive Surgical Inc.	3.2
CVS Health Corp.	3.2

(a)	Excludes money market funds.

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.38%	10.03%	7.26%	10.03%	13.99%
Fund Market	12.33	9.90	7.26	9.90	13.99
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,123.80	$0.96		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	56.1%
Biotechnology	38.2
Health Care - Products	4.1
Health Care - Services	1.3
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	10.1%
Merck & Co. Inc.	7.5
Pfizer Inc.	6.0
Bristol-Myers Squibb Co.	5.7
Eli Lilly & Co.	5.5
Vertex Pharmaceuticals Inc.	5.1
AbbVie Inc.	4.6
Amgen Inc.	4.5
Gilead Sciences Inc.	4.4
Biogen Inc.	4.0

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.56)%	10.02%	7.27%	10.02%	14.01%
Fund Market	(0.63)	9.89	7.25	9.89	13.97
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$994.40	$0.90		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Media	60.4%
Internet	14.5
Software	10.8
Entertainment	5.6
Toys, Games & Hobbies	3.0
Commercial Services	1.7
Telecommunications	1.1
Other (each representing less than 1%)	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Comcast Corp., Class A	6.4%
Walt Disney Co. (The)	5.9
Netflix Inc.	5.3
Charter Communications Inc., Class A	5.2
Fox Corp., Class A	4.7
Activision Blizzard Inc.	4.6
ViacomCBS Inc., Class B	4.1
Liberty Broadband Corp., Class C	4.0
Electronic Arts Inc.	3.6
Discovery Inc., Class C	3.4

(a)	Excludes money market funds.

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.45%	36.01%	19.66%	36.01%	39.85%
Fund Market	14.33	35.89	19.68	35.89	39.89
S&P Total Market IndexTM	8.55	20.38	10.94	20.38	21.28

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,144.50	$0.97		$1,000.00	$1,024.20	$0.92		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	31.7%
Internet	25.4
Computers	15.9
Semiconductors	9.3
Diversified Financial Services	6.5
Commercial Services	4.7
Telecommunications	2.9
Other (each representing less than 1%)	3.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	16.3%
Apple Inc.	10.8
Amazon. com Inc.	6.7
Facebook Inc., Class A	5.3
Alphabet Inc., Class C	4.5
Alphabet Inc., Class A	4.5
Visa Inc., Class A	3.0
Cisco Systems Inc.	2.3
Mastercard Inc., Class A	2.3
salesforce. com Inc.	2.0

(a)	Excludes money market funds.

F u n d S u m m a r y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	96	$7,230

Agriculture — 10.9%
Altria Group Inc.	7,601	361,276
Archer-Daniels-Midland Co.	3,063	137,100
Bunge Ltd.	643	33,712
Darling Ingredients Inc.(a)	522	14,162
Philip Morris International Inc.	4,678	386,871
Universal Corp./VA	126	6,697
Vector Group Ltd.	225	2,956
		942,774

Beverages — 27.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	36	12,830
Brown-Forman Corp., Class A	224	14,397
Brown-Forman Corp., Class B, NVS	1,645	111,268
Coca-Cola Co. (The)	16,608	969,907
Coca-Cola Consolidated Inc.	31	8,395
Constellation Brands Inc., Class A	657	123,713
Keurig Dr Pepper Inc.	2,298	65,562
MGP Ingredients Inc.	66	2,248
Molson Coors Beverage Co., Class B	900	50,022
Monster Beverage Corp.(a)	3,257	216,916
National Beverage Corp.(a)	90	3,862
PepsiCo Inc.	5,763	818,461
		2,397,581

Chemicals — 1.7%
Balchem Corp.	98	10,586
Ecolab Inc.	250	49,028
FMC Corp.	136	13,000
International Flavors & Fragrances Inc.	419	54,935
Mosaic Co. (The)	424	8,412
Sensient Technologies Corp.	144	8,604
		144,565

Commercial Services — 0.1%
Medifast Inc.	35	3,382
WW International Inc.(a)(b)	108	3,562
		6,944

Computers — 0.0%
ExlService Holdings Inc.(a)	59	4,313

Cosmetics & Personal Care — 9.9%
Colgate-Palmolive Co.	3,042	224,439
Coty Inc., Class A	587	6,023
Edgewell Personal Care Co.(a)	150	3,873
Estee Lauder Companies Inc. (The), Class A	1	195
Procter & Gamble Co. (The)	5,033	627,212
		861,742

Distribution & Wholesale — 0.0%
Core-Mark Holding Co. Inc.	138	3,235

Diversified Financial Services — 0.0%
CME Group Inc.	1	217
Jefferies Financial Group Inc.	2	43
		260

Electric — 0.1%
Entergy Corp.	67	8,812
Security	Shares	Value

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	168	$7,772

Food — 26.3%
B&G Foods Inc.	462	7,420
Beyond Meat Inc.(a)	233	25,728
Calavo Growers Inc.	66	5,056
Cal-Maine Foods Inc.	120	4,283
Campbell Soup Co.	1,411	68,278
Conagra Brands Inc.	3,506	115,418
Flowers Foods Inc.	714	15,372
Fresh Del Monte Produce Inc.	101	3,169
General Mills Inc.	5,139	268,359
Hain Celestial Group Inc. (The)(a)(b)	624	15,107
Hershey Co. (The)	1,158	179,687
Hormel Foods Corp.	1,556	73,537
Hostess Brands Inc.(a)	390	5,234
Ingredion Inc.	342	30,096
J&J Snack Foods Corp.	78	12,936
JM Smucker Co. (The)	830	85,996
John B Sanfilippo & Son Inc.	54	4,552
Kellogg Co.	1,978	134,919
Kraft Heinz Co. (The)	4,557	133,064
Lamb Weston Holdings Inc.	804	73,413
Lancaster Colony Corp.	102	15,774
McCormick & Co. Inc./MD, NVS	697	113,869
Mondelez International Inc., Class A	7,133	409,292
Performance Food Group Co.(a)	366	18,955
Pilgrim's Pride Corp.(a)	180	4,689
Post Holdings Inc.(a)	492	51,449
Sanderson Farms Inc.	72	9,914
Seaboard Corp.	1	3,856
Simply Good Foods Co. (The)(a)	430	9,877
Sprouts Farmers Market Inc.(a)	270	4,220
Sysco Corp.	2,136	175,451
Tootsie Roll Industries Inc.	85	2,899
TreeHouse Foods Inc.(a)	384	17,126
Tyson Foods Inc., Class A	1,812	149,726
U.S. Foods Holding Corp.(a)	714	28,681
United Natural Foods Inc.(a)(b)	132	950
		2,278,352

Holding Companies - Diversified — 0.1%
Cannae Holdings Inc.(a)	178	7,237

Household Products & Wares — 2.6%
ACCO Brands Corp.	2	17
Central Garden & Pet Co., Class A, NVS(a)	78	2,337
Church & Dwight Co. Inc.	760	56,407
Clorox Co. (The)	376	59,149
Helen of Troy Ltd.(a)	47	8,885
Kimberly-Clark Corp.	640	91,674
Spectrum Brands Holdings Inc.	47	2,886
WD-40 Co	19	3,550
		224,905

Housewares — 0.2%
Newell Brands Inc.	299	5,840
Scotts Miracle-Gro Co. (The)	84	10,310
Tupperware Brands Corp.	96	601
		16,751

Machinery — 0.3%
AGCO Corp.	138	9,679

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Middleby Corp. (The)(a)(b)	102	$11,441
Welbilt Inc.(a)	212	3,199
		24,319

Manufacturing — 0.2%
AptarGroup Inc.	54	6,238
John Bean Technologies Corp.	72	8,135
		14,373

Packaging & Containers — 3.0%
Amcor PLC(a)	2,494	26,411
Ball Corp.	1,427	103,001
Berry Global Group Inc.(a)	371	15,775
Crown Holdings Inc.(a)	547	40,494
Graphic Packaging Holding Co.	1,331	20,804
O-I Glass Inc.	468	5,906
Packaging Corp. of America	152	14,554
Sealed Air Corp.	258	9,159
Silgan Holdings Inc.	222	6,851
Sonoco Products Co.	252	14,399
		257,354

Pharmaceuticals — 2.3%
Elanco Animal Health Inc.(a)	880	27,192
Herbalife Nutrition Ltd.(a)	275	10,684
Neogen Corp.(a)	162	10,898
Perrigo Co. PLC	79	4,506
Prestige Consumer Healthcare Inc.(a)	132	5,354
Zoetis Inc.	1,051	141,054
		199,688

Real Estate Investment Trusts — 1.1%
Americold Realty Trust	574	19,786
Equinix Inc.	122	71,947
		91,733

Retail — 12.3%
BJ's Restaurants Inc.	37	1,472
BJ's Wholesale Club Holdings Inc.(a)	144	2,955
Casey's General Stores Inc.	66	10,617
Cheesecake Factory Inc. (The)	84	3,226
Chipotle Mexican Grill Inc.(a)	104	90,143
Costco Wholesale Corp.	25	7,638
Cracker Barrel Old Country Store Inc.	30	4,588
Darden Restaurants Inc.	151	17,581
Security	Shares	Value

Retail (continued)
Dunkin' Brands Group Inc.	272	$21,240
Freshpet Inc.(a)(b)	107	6,728
Jack in the Box Inc.	54	4,415
McDonald's Corp.	1,889	404,189
Shake Shack Inc., Class A(a)	61	4,114
Starbucks Corp.	4,004	339,659
Texas Roadhouse Inc.	84	5,250
Walmart Inc.	41	4,694
Wendy's Co. (The)	426	9,231
Wingstop Inc.	54	5,010
Yum China Holdings Inc.	817	35,188
Yum! Brands Inc.	830	87,789
		1,065,727

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	704	10,299

Total Common Stocks — 99.1%
(Cost: $7,767,908)		8,575,966

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	39,558	39,582
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	67,000	67,000
		106,582

Total Short-Term Investments — 1.3%
(Cost: $106,575)		106,582

Total Investments in Securities — 100.4%
(Cost: $7,874,483)		8,682,548
Other Assets, Less Liabilities — (0.4)%		(30,448)

Net Assets — 100.0%		$8,652,100

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,007	11,551	39,558	$39,582	$835	(b)	$(5)	$6
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	48,000	67,000	67,000	370		—	—
				$106,582	$1,205		$(5)	$6

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,575,966	$—	$—	$8,575,966
Money Market Funds	106,582	—	—	106,582
	$8,682,548	$—	$—	$8,682,548

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	431	$9,784

Airlines — 0.2%
Alaska Air Group Inc.	208	13,435
JetBlue Airways Corp.(a)	552	10,946
Southwest Airlines Co.	119	6,542
		30,923

Apparel — 7.6%
Capri Holdings Ltd.(a)	665	19,923
Carter's Inc.	280	29,700
Columbia Sportswear Co	144	13,524
Crocs Inc.(a)	272	10,312
Deckers Outdoor Corp.(a)	150	28,636
Hanesbrands Inc.	1,472	20,255
NIKE Inc., Class B	5,219	502,590
Oxford Industries Inc.	96	6,662
PVH Corp.	408	35,565
Ralph Lauren Corp.	241	27,354
Skechers U.S.A. Inc., Class A(a)	672	25,126
Steven Madden Ltd.	446	17,198
Tapestry Inc.	1,480	38,140
Under Armour Inc., Class A(a)	808	16,305
Under Armour Inc., Class C, NVS(a)	824	14,799
VF Corp.	1,513	125,534
Wolverine World Wide Inc.	248	7,829
		939,452

Beverages — 0.1%
Constellation Brands Inc., Class A	53	9,980

Building Materials — 0.2%
American Woodmark Corp.(a)	32	3,509
Masco Corp.	327	15,539
		19,048

Chemicals — 0.1%
Valvoline Inc.	336	7,083

Commercial Services — 1.5%
Aaron's Inc.	288	17,096
Avis Budget Group Inc.(a)	136	4,461
Bright Horizons Family Solutions Inc.(a)	40	6,549
Brink's Co. (The)	72	6,062
Cintas Corp.	144	40,172
Euronet Worldwide Inc.(a)	80	12,611
FleetCor Technologies Inc.(a)	27	8,511
Grand Canyon Education Inc.(a)	72	5,636
H&R Block Inc.	448	10,394
ManpowerGroup Inc.	120	10,979
Monro Inc.(b)	136	8,527
PayPal Holdings Inc.(a)	113	12,869
Rent-A-Center Inc./TX	231	6,729
Rollins Inc.	240	9,108
ServiceMaster Global Holdings Inc.(a)	272	9,806
Square Inc., Class A(a)	229	17,104
WW International Inc.(a)(b)	72	2,374
		188,988

Computers — 4.3%
Apple Inc.	1,720	532,357
Security	Shares	Value

Cosmetics & Personal Care — 5.4%
Coty Inc., Class A	359	$3,683
Estee Lauder Companies Inc. (The), Class A	830	161,983
Inter Parfums Inc.	62	4,285
Procter & Gamble Co. (The)	4,007	499,352
		669,303

Distribution & Wholesale — 0.9%
Core-Mark Holding Co. Inc.	118	2,766
Fastenal Co.	847	29,543
G-III Apparel Group Ltd.(a)	232	6,313
HD Supply Holdings Inc.(a)	248	10,104
LKQ Corp.(a)	408	13,335
Pool Corp.	88	19,298
SiteOne Landscape Supply Inc.(a)	72	6,952
WW Grainger Inc.	96	29,056
		117,367

Diversified Financial Services — 0.3%
Alliance Data Systems Corp.	72	7,401
LendingTree Inc.(a)	8	2,490
Visa Inc., Class A	165	32,830
		42,721

Entertainment — 0.9%
Churchill Downs Inc.	79	11,406
Cinemark Holdings Inc.	256	8,066
Eldorado Resorts Inc.(a)	144	8,608
Live Nation Entertainment Inc.(a)	360	24,538
Madison Square Garden Co. (The), Class A(a)	40	11,848
Marriott Vacations Worldwide Corp.	71	8,537
Penn National Gaming Inc.(a)	49	1,462
Red Rock Resorts Inc., Class A	232	5,686
Scientific Games Corp./DE, Class A(a)	88	2,186
SeaWorld Entertainment Inc.(a)	175	6,030
Six Flags Entertainment Corp.	136	5,186
Vail Resorts Inc.	104	24,389
		117,942

Food — 1.7%
Beyond Meat Inc.(a)	67	7,398
Flowers Foods Inc.	360	7,751
Grocery Outlet Holding Corp.(a)(b)	197	6,450
Kroger Co. (The)	3,745	100,591
Performance Food Group Co.(a)	256	13,258
Sprouts Farmers Market Inc.(a)	504	7,878
Sysco Corp.	559	45,916
U.S. Foods Holding Corp.(a)	432	17,353
United Natural Foods Inc.(a)	136	979
		207,574

Food Service — 0.2%
Aramark	640	28,250

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	120	4,879

Home Builders — 0.1%
Taylor Morrison Home Corp., Class A(a)	160	4,141
Toll Brothers Inc.	208	9,227
		13,368
Home Furnishings — 0.1%
Sleep Number Corp.(a)	94	4,850
Tempur Sealy International Inc.(a)	136	12,460
		17,310

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares — 0.3%
Helen of Troy Ltd.(a)	41	$7,751
Kimberly-Clark Corp.	208	29,794
Spectrum Brands Holdings Inc.	32	1,965
		39,510

Housewares — 0.2%
Newell Brands Inc.	758	14,804
Scotts Miracle-Gro Co. (The)	64	7,855
Tupperware Brands Corp.	88	551
		23,210

Internet — 15.3%
Amazon.com Inc.(a)	734	1,474,401
Booking Holdings Inc.(a)	89	162,919
Cars.com Inc.(a)	120	1,400
eBay Inc.	985	33,057
Etsy Inc.(a)	232	11,324
Expedia Group Inc.	191	20,714
Groupon Inc.(a)	968	2,788
Grubhub Inc.(a)	176	9,530
MercadoLibre Inc.(a)(b)	104	68,952
Pinterest Inc., Class A(a)(b)	743	16,368
Stamps.com Inc.(a)	24	1,788
Stitch Fix Inc., Class A(a)	110	2,519
TripAdvisor Inc.	200	5,464
Uber Technologies Inc.(a)	1,899	68,915
Wayfair Inc., Class A(a)(b)	249	23,331
		1,903,470

Leisure Time — 1.2%
Carnival Corp.	1,046	45,532
Norwegian Cruise Line Holdings Ltd.(a)	417	22,456
Planet Fitness Inc., Class A(a)	416	33,609
Polaris Inc.	56	5,143
Royal Caribbean Cruises Ltd.	313	36,646
		143,386

Lodging — 3.3%
Boyd Gaming Corp.	166	4,955
Caesars Entertainment Corp.(a)	704	9,624
Choice Hotels International Inc.(b)	128	12,826
Extended Stay America Inc.	344	4,444
Hilton Grand Vacations Inc.(a)	168	5,361
Hilton Worldwide Holdings Inc.	960	103,488
Hyatt Hotels Corp., Class A	128	10,821
Las Vegas Sands Corp.	992	64,787
Marriott International Inc./MD, Class A	666	93,280
MGM Resorts International	1,144	35,533
Wyndham Destinations Inc.	328	15,918
Wyndham Hotels & Resorts Inc.	383	21,896
Wynn Resorts Ltd.	200	25,232
		408,165

Office Furnishings — 0.0%
Herman Miller Inc.	96	3,710

Oil & Gas — 0.1%
Murphy USA Inc.(a)	96	9,808

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	190	7,381

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	56	2,144
Security	Shares	Value

Real Estate Investment Trusts — 0.4%
Apple Hospitality REIT Inc.	336	$5,047
Host Hotels & Resorts Inc.	1,064	17,386
Macerich Co. (The)	208	4,640
Park Hotels & Resorts Inc.	240	5,266
Ruth's Hospitality Group Inc.	144	2,952
Ryman Hospitality Properties Inc.	64	5,442
Tailored Brands Inc.	280	1,114
Taubman Centers Inc.	144	3,804
		45,651

Retail — 53.8%
Abercrombie & Fitch Co., Class A	415	6,789
Advance Auto Parts Inc.	288	37,944
American Eagle Outfitters Inc.	936	13,478
Ascena Retail Group Inc.(a)	51	224
At Home Group Inc.(a)	233	1,319
AutoNation Inc.(a)	168	7,130
AutoZone Inc.(a)	95	100,506
Beacon Roofing Supply Inc.(a)	96	3,179
Bed Bath & Beyond Inc.	685	9,761
Best Buy Co. Inc.	849	71,902
Big Lots Inc.	248	6,711
BJ's Restaurants Inc.	72	2,864
BJ's Wholesale Club Holdings Inc.(a)(b)	561	11,512
Bloomin' Brands Inc.	384	7,976
Boot Barn Holdings Inc.(a)	173	7,261
Brinker International Inc.	191	8,154
Buckle Inc. (The)	152	3,710
Burlington Stores Inc.(a)	363	78,942
Caleres Inc.	200	3,510
CarMax Inc.(a)	544	52,790
Carvana Co.(a)	94	7,450
Casey's General Stores Inc.	168	27,024
Cheesecake Factory Inc. (The)	168	6,451
Children's Place Inc. (The)	94	5,609
Chipotle Mexican Grill Inc.(a)	81	70,208
Costco Wholesale Corp.	2,091	638,842
Cracker Barrel Old Country Store Inc.	112	17,128
Darden Restaurants Inc.	536	62,406
Dave & Buster's Entertainment Inc.	169	7,463
Denny's Corp.(a)	288	5,895
Designer Brands Inc., Class A	384	5,468
Dick's Sporting Goods Inc.	345	15,259
Dine Brands Global Inc.	80	6,820
Dollar General Corp.	1,288	197,592
Dollar Tree Inc.(a)	1,279	111,363
Domino's Pizza Inc.	190	53,532
Dunkin' Brands Group Inc.	200	15,618
FirstCash Inc.	152	13,219
Five Below Inc.(a)	312	35,325
Floor & Decor Holdings Inc., Class A(a)	280	13,807
Foot Locker Inc.	512	19,441
Gap Inc. (The)	1,672	29,110
Genesco Inc.(a)	112	4,404
Genuine Parts Co.	248	23,205
Home Depot Inc. (The)	4,533	1,033,977
Jack in the Box Inc.	90	7,358
Kohl’s Corp.	913	39,031
L Brands Inc.	1,406	32,563
La-Z-Boy Inc.	144	4,412
Lithia Motors Inc., Class A	56	7,596

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Lowe’s Companies Inc.	2,878	$334,539
Lululemon Athletica Inc.(a)	650	155,603
Macy's Inc.	1,615	25,759
McDonald's Corp.	2,237	478,651
MSC Industrial Direct Co. Inc., Class A	80	5,446
National Vision Holdings Inc.(a)	200	6,824
Nordstrom Inc.	625	23,038
Ollie's Bargain Outlet Holdings Inc.(a)	326	17,291
O'Reilly Automotive Inc.(a)	354	143,759
Papa John's International Inc.	94	6,089
PriceSmart Inc.	112	6,861
Qurate Retail Inc. Series A(a)	423	3,608
RH(a)(b)	90	18,788
Ross Stores Inc.	1,987	222,922
Sally Beauty Holdings Inc.(a)	648	9,947
Shake Shack Inc., Class A(a)(b)	96	6,475
Signet Jewelers Ltd.	287	6,977
Starbucks Corp.	2,947	249,994
Target Corp.	2,728	302,099
Texas Roadhouse Inc.	288	18,000
Tiffany & Co.	475	63,659
TJX Companies Inc. (The)	6,153	363,273
Tractor Supply Co.	631	58,651
Ulta Salon Cosmetics & Fragrance Inc.(a)	307	82,248
Urban Outfitters Inc.(a)	400	10,240
Walgreens Boots Alliance Inc.	2,065	105,005
Walmart Inc.	6,744	772,121
Wendy's Co. (The)	680	14,736
Williams-Sonoma Inc.	406	28,452
Wingstop Inc.	96	8,906
Yum China Holdings Inc.	1,259	54,225
Yum! Brands Inc.	1,183	125,126
		6,682,550

Software — 0.1%
Take-Two Interactive Software Inc.(a)	72	8,974
Security	Shares	Value

Textiles — 0.0%
UniFirst Corp./MA	32	$6,526

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	192	19,559
Mattel Inc.(a)	606	8,866
		28,425

Transportation — 0.4%
FedEx Corp.	336	48,599

Total Common Stocks — 99.1%
(Cost: $11,312,766)		12,317,838

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	167,157	167,258
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(c)(d)	106,000	106,000
		273,258

Total Short-Term Investments — 2.2%
(Cost: $273,237)		273,258

Total Investments in Securities — 101.3%
(Cost: $11,586,003)		12,591,096

Other Assets, Less Liabilities — (1.3)%		(162,425)

Net Assets — 100.0%		$12,428,671

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,814	139,343	167,157	$167,258	$333	(b)	$(16)	$17
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	77,000	106,000	106,000	672		—	—
				$273,258	$1,005		$(16)	$17

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,317,838	$—	$—	$12,317,838
Money Market Funds	273,258	—	—	273,258
	$12,591,096	$—	$—	$12,591,096

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited)	iShares® Evolved U.S. Financials ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 42.4%

Ameris Bancorp.	64	$2,572
Associated Banc-Corp.	347	6,916
Atlantic Union Bankshares Corp.	140	4,717
BancFirst Corp.	46	2,659
BancorpSouth Bank	120	3,428
Bank of America Corp.	7,157	234,964
Bank of Hawaii Corp.	94	8,422
Bank of New York Mellon Corp. (The)	1,248	55,885
Bank OZK	226	6,143
BankUnited Inc.	216	7,128
Banner Corp.	52	2,681
BOK Financial Corp.	53	4,182
Bryn Mawr Bank Corp.	63	2,364
Cathay General BanCorp.	180	6,491
CenterState Bank Corp.	173	3,903
CIT Group Inc.	167	7,634
Citigroup Inc.	2,831	210,655
Citizens Financial Group Inc.	830	30,942
City Holding Co.	40	3,027
Columbia Banking System Inc.	153	5,921
Comerica Inc.	264	16,146
Commerce Bancshares Inc.	210	14,209
Community Bank System Inc.	114	7,555
ConnectOne Bancorp. Inc.	76	1,794
Cullen/Frost Bankers Inc.	118	10,521
CVB Financial Corp.	243	5,047
Eagle Bancorp. Inc.	67	2,928
East West Bancorp. Inc.	288	13,202
Enterprise Financial Services Corp.	58	2,524
Fifth Third BanCorp.	1,330	37,838
First BanCorp./Puerto Rico	384	3,560
First Bancorp./Southern Pines NC	71	2,519
First Busey Corp.	112	2,856
First Citizens BancShares Inc./NC, Class A	15	7,902
First Commonwealth Financial Corp.	268	3,623
First Financial Bancorp.	210	5,048
First Financial Bankshares Inc.	284	9,520
First Hawaiian Inc.	121	3,516
First Horizon National Corp.	652	10,432
First Interstate BancSystem Inc., Class A	83	3,196
First Midwest Bancorp. Inc.	230	4,586
Flagstar Bancorp. Inc.	62	2,185
FNB Corp.	695	8,111
Fulton Financial Corp.	382	6,292
Glacier Bancorp. Inc.	172	7,288
Goldman Sachs Group Inc. (The)	522	124,105
Great Western Bancorp. Inc.	127	3,753
Hancock Whitney Corp.	169	6,716
Hanmi Financial Corp.	78	1,312
Heartland Financial USA Inc.	71	3,473
Heritage Financial Corp./WA	75	1,934
Hilltop Holdings Inc.	160	3,622
Home BancShares Inc./AR	318	6,080
Hope Bancorp Inc.	282	3,921
Huntington Bancshares Inc./OH	1,901	25,797
IBERIABANK Corp.	112	8,144
Independent Bank Corp.	58	4,188
Independent Bank Group Inc.	43	2,301
Security	Shares	Value

Banks (continued)
International Bancshares Corp.	134	$5,280
JPMorgan Chase & Co.	1,820	240,895
KeyCorp.	1,838	34,389
Lakeland Bancorp. Inc.	132	2,144
Lakeland Financial Corp.	67	3,178
M&T Bank Corp.	119	20,054
Meta Financial Group Inc.	57	2,122
Morgan Stanley	1,867	97,569
National Bank Holdings Corp., Class A	71	2,315
NBT Bancorp. Inc.	113	4,270
Northern Trust Corp.	373	36,483
OFG Bancorp.	94	1,853
Old National Bancorp./IN	329	5,892
PacWest Bancorp.	229	8,026
Park National Corp.	33	3,134
Pinnacle Financial Partners Inc.	147	8,682
Popular Inc.	194	10,856
Prosperity Bancshares Inc.	191	13,408
Regions Financial Corp.	1,846	28,742
Renasant Corp.	114	3,640
S&T Bancorp. Inc.	84	3,158
Sandy Spring Bancorp. Inc.	78	2,714
Seacoast Banking Corp. of Florida(a)	99	2,688
ServisFirst Bancshares Inc.	94	3,454
Simmons First National Corp., Class A	177	4,244
South State Corp.	82	6,200
Southside Bancshares Inc.	85	2,982
State Street Corp.	611	46,210
SVB Financial Group(a)	95	22,831
Synovus Financial Corp.	297	10,401
TCF Financial Corp.	279	11,796
Texas Capital Bancshares Inc.(a)	54	2,968
Tompkins Financial Corp.	38	3,271
Truist Financial Corp.	2,122	109,432
Trustmark Corp.	72	2,303
U.S. BanCorp.	2,552	135,817
UMB Financial Corp.	94	6,247
Umpqua Holdings Corp.	398	6,726
United Community Banks Inc./GA	128	3,574
Valley National BanCorp.	594	6,255
Veritex Holdings Inc.	64	1,812
Webster Financial Corp.	186	8,344
Wells Fargo & Co.	4,467	209,681
WesBanco Inc.	103	3,411
Westamerica Bancorp.	61	3,865
Western Alliance Bancorp.	152	8,395
Wintrust Financial Corp.	116	7,340
Zions Bancorp. N.A	357	16,240
		2,183,669

Commercial Services — 4.7%
Automatic Data Processing Inc.	211	36,163
CoreLogic Inc.	64	2,976
Equifax Inc.	78	11,692
Euronet Worldwide Inc.(a)	25	3,941
FleetCor Technologies Inc.(a)	42	13,240
FTI Consulting Inc.(a)	21	2,521
Global Payments Inc.	180	35,181
Green Dot Corp., Class A(a)	57	1,715
HealthEquity Inc.(a)	37	2,444
Insperity Inc.	29	2,534

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	30	$10,625
Moody's Corp.	141	36,207
Morningstar Inc.	17	2,667
S&P Global Inc.	148	43,472
Service Corp. International	111	5,323
Verisk Analytics Inc.	127	20,634
WEX Inc.(a)	37	8,026
		239,361

Computers — 0.1%
Genpact Ltd.	66	2,922

Diversified Financial Services — 15.2%
Affiliated Managers Group Inc.	61	4,871
Alliance Data Systems Corp.	30	3,084
Ally Financial Inc.	651	20,852
American Express Co.	830	107,792
Ameriprise Financial Inc.	201	33,247
Ares Management Corp., Class A	76	2,741
Artisan Partners Asset Management Inc., Class A	70	2,338
BGC Partners Inc., Class A	217	1,252
Boston Private Financial Holdings Inc.	128	1,459
Capital One Financial Corp.	723	72,155
Cboe Global Markets Inc.	101	12,445
Charles Schwab Corp. (The)	1,668	75,977
CME Group Inc.	230	49,935
Credit Acceptance Corp.(a)	18	7,722
Discover Financial Services	410	30,803
E*TRADE Financial Corp.	370	15,769
Eaton Vance Corp., NVS	167	7,640
Evercore Inc., Class A	38	2,912
Federated Investors Inc., Class B	132	4,782
Franklin Resources Inc.	415	10,500
Interactive Brokers Group Inc., Class A	71	3,337
Intercontinental Exchange Inc.	459	45,781
Invesco Ltd.	336	5,813
Janus Henderson Group PLC	264	6,671
Jefferies Financial Group Inc.	307	6,644
KKR & Co. Inc., Class A, NVS	539	17,194
Legg Mason Inc.	140	5,481
LendingTree Inc.(a)(b)	5	1,556
LPL Financial Holdings Inc.	116	10,687
Mastercard Inc., Class A	135	42,652
Moelis & Co., Class A	41	1,476
Nasdaq Inc.	105	12,228
Navient Corp.	271	3,897
OneMain Holdings Inc.	116	4,915
Raymond James Financial Inc.	218	19,932
Santander Consumer USA Holdings Inc.	110	2,928
SEI Investments Co.	153	9,985
SLM Corp.	711	7,764
Stifel Financial Corp.	123	7,957
Synchrony Financial	829	26,868
T Rowe Price Group Inc.	294	39,258
TD Ameritrade Holding Corp.	275	13,057
Visa Inc., Class A	39	7,760
Waddell & Reed Financial Inc., Class A	137	2,189
Western Union Co. (The)	326	8,769
		783,075

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	6,799
Security	Shares	Value

Engineering & Construction — 0.0%
frontdoor Inc.(a)	55	$2,342

Forest Products & Paper — 0.1%
International Paper Co.	156	6,352

Health Care - Services — 3.2%
Anthem Inc.	133	35,282
Centene Corp.(a)	121	7,600
Cigna Corp.(a)	275	52,905
Molina Healthcare Inc.(a)	33	4,058
UnitedHealth Group Inc.	247	67,295
		167,140

Home Builders — 0.2%
NVR Inc.(a)	3	11,451

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	491

Insurance — 25.4%
Aflac Inc.	1,206	62,193
Alleghany Corp.(a)	21	16,751
Allstate Corp. (The)	527	62,471
American Financial Group Inc./OH	139	15,122
American International Group Inc.	1,525	76,646
American National Insurance Co.	22	2,424
Aon PLC.	181	39,865
Arch Capital Group Ltd.(a)	563	24,862
Argo Group International Holdings Ltd.	56	3,674
Arthur J Gallagher & Co.	250	25,643
Assurant Inc.	74	9,661
Assured Guaranty Ltd.	85	3,896
Athene Holding Ltd., Class A(a)	201	8,756
Axis Capital Holdings Ltd.	134	8,610
Berkshire Hathaway Inc., Class B(a)	586	131,516
Brighthouse Financial Inc.(a)	154	5,991
Brown & Brown Inc.	331	14,862
Cincinnati Financial Corp.	296	31,065
CNA Financial Corp.	66	2,946
CNO Financial Group Inc.	209	3,676
Employers Holdings Inc.	56	2,388
Enstar Group Ltd.(a)	19	3,711
Equitable Holdings Inc.	602	14,460
Erie Indemnity Co., Class A, NVS	27	4,496
Essent Group Ltd.	131	6,499
Everest Re Group Ltd.	71	19,636
FGL Holdings	249	2,403
Fidelity National Financial Inc.	395	19,256
First American Financial Corp.	212	13,140
Genworth Financial Inc., Class A(a)	1,014	4,157
Globe Life Inc.	209	21,790
Hanover Insurance Group Inc. (The)	81	11,225
Hartford Financial Services Group Inc. (The)	659	39,066
Horace Mann Educators Corp.	85	3,656
Kemper Corp.	83	6,177
Kinsale Capital Group Inc.(b)	39	4,455
Lincoln National Corp.	371	20,212
Loews Corp.	240	12,348
Markel Corp.(a)	19	22,286
Marsh & McLennan Companies Inc.	605	67,675
Mercury General Corp.	60	2,945
MetLife Inc.	1,337	66,462

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
MGIC Investment Corp.	653	$9,005
National General Holdings Corp.	118	2,569
NMI Holdings Inc., Class A(a)	139	4,437
Old Republic International Corp.	379	8,546
Primerica Inc.	56	6,639
Principal Financial Group Inc.	503	26,634
ProAssurance Corp.	105	3,189
Progressive Corp. (The)	981	79,157
Prudential Financial Inc.	723	65,836
Radian Group Inc.	374	9,159
RenaissanceRe Holdings Ltd.	75	14,208
RLI Corp.	90	8,371
Safety Insurance Group Inc.	33	3,039
Selective Insurance Group Inc.	112	7,420
Travelers Companies Inc. (The)	454	59,755
Universal Insurance Holdings Inc.	64	1,558
Unum Group	394	10,516
Voya Financial Inc.	280	16,724
White Mountains Insurance Group Ltd.	6	6,703
Willis Towers Watson PLC.	116	24,510
WR Berkley Corp.	283	20,809
		1,307,857

Internet — 0.1%
Lyft Inc., Class A(a)	98	4,653

Machinery — 0.7%
Caterpillar Inc.	257	33,757

Media — 0.1%
FactSet Research Systems Inc.	16	4,578

Pharmaceuticals — 0.6%
CVS Health Corp.	491	33,300

Private Equity — 0.7%
Blackstone Group Inc. (The), Class A	581	35,482

Real Estate Investment Trusts — 0.7%
AGNC Investment Corp.	213	3,960
Annaly Capital Management Inc.	930	9,077
MFA Financial Inc.	382	2,980
New Residential Investment Corp.	268	4,486
Two Harbors Investment Corp.	150	2,289
Weyerhaeuser Co.	492	14,243
		37,035

Retail — 0.1%
FirstCash Inc.	30	2,609

Savings & Loans — 1.4%
Axos Financial Inc.(a)	95	2,676
Berkshire Hills Bancorp. Inc.	75	2,111
Brookline Bancorp. Inc.	175	2,660
Security	Shares	Value

Savings & Loans (continued)
Capitol Federal Financial Inc.	292	$3,849
Investors Bancorp. Inc.	501	6,055
Meridian Bancorp. Inc.	113	2,033
New York Community Bancorp. Inc.	937	10,363
Northwest Bancshares Inc.	224	3,522
OceanFirst Financial Corp.	97	2,256
Pacific Premier Bancorp. Inc.	95	2,831
People's United Financial Inc.	759	11,704
Provident Financial Services Inc.	140	3,193
Sterling Bancorp./DE	450	9,000
Washington Federal Inc.	174	5,916
WSFS Financial Corp.	118	4,707
		72,876

Semiconductors — 0.4%
Intel Corp.	359	22,951

Software — 2.8%
Black Knight Inc.(a)	48	3,212
Broadridge Financial Solutions Inc.	90	10,723
Fidelity National Information Services Inc.	456	65,509
Fiserv Inc.(a)	277	32,855
MSCI Inc.	47	13,433
Paychex Inc.	121	10,378
SS&C Technologies Holdings Inc.	91	5,734
		141,844

Total Common Stocks — 99.0%
(Cost: $4,876,183)		5,100,544

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	6,180	6,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	44,000	44,000
		50,184
Total Short-Term Investments — 1.0%
(Cost: $50,183)		50,184

Total Investments in Securities — 100.0%
(Cost: $4,926,366)		5,150,728

Other Assets, Less Liabilities — (0.0)%	.	(1,126)

Net Assets — 100.0%		$5,149,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,490	4,960	6,180	$6,184	$23	(b)	$(4)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	20,000	44,000	44,000	215		—	—
				$50,184	$238		$(4)	$1

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,100,544	$—	$—	$5,100,544
Money Market Funds	50,184	—	—	50,184
	$5,150,728	$—	$—	$5,150,728

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® Evolved U.S. Healthcare Staples ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	30	$12,843
Northrop Grumman Corp.	96	35,959
		48,802
Biotechnology — 3.2%
Amgen Inc.	38	8,210
Bio-Rad Laboratories Inc., Class A(a)	86	31,039
Exact Sciences Corp.(a)	665	62,031
Guardant Health Inc.(a)	217	16,501
Illumina Inc.(a)	854	247,720
Myriad Genetics Inc.(a)	368	10,175
NeoGenomics Inc.(a)	480	15,470
Veracyte Inc.(a)	280	7,350
		398,496
Commercial Services — 0.7%
Adtalem Global Education Inc.(a)	159	5,487
AMN Healthcare Services Inc.(a)	264	17,788
Bright Horizons Family Solutions Inc.(a)	128	20,958
Grand Canyon Education Inc.(a)	122	9,550
Healthcare Services Group Inc.	287	7,347
HealthEquity Inc.(a)	87	5,747
HMS Holdings Corp.(a)	520	14,206
Laureate Education Inc., Class A(a)	272	5,669
Strategic Education Inc.	40	6,492
		93,244
Computers — 0.3%
Leidos Holdings Inc.	167	16,779
MAXIMUS Inc.	239	17,148
		33,927
Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	143	12,974
Electronics — 1.2%
Agilent Technologies Inc.	957	79,010
OSI Systems Inc.(a)	72	6,231
PerkinElmer Inc.	378	34,957
Waters Corp.(a)	145	32,450
		152,648
Engineering & Construction — 0.1%
AECOM(a)	168	8,103
Environmental Control — 0.1%
Stericycle Inc.(a)	111	6,957
Health Care - Products — 46.1%
Abbott Laboratories	9,479	826,000
ABIOMED Inc.(a)	248	46,200
Align Technology Inc.(a)	200	51,420
AngioDynamics Inc.(a)	192	2,644
AtriCure Inc.(a)	192	7,469
Atrion Corp.	8	5,754
Avanos Medical Inc.(a)	160	4,406
Avantor Inc.(a)	599	11,064
Axogen Inc.(a)	88	1,088
Baxter International Inc.	1,504	134,187
Bio-Techne Corp.	112	23,517
BioTelemetry Inc.(a)	184	9,001
Boston Scientific Corp.(a)	8,839	370,089
Bruker Corp.	304	15,039
Security	Shares	Value

Health Care - Products (continued)
Cantel Medical Corp.	104	$6,766
Cardiovascular Systems Inc.(a)	168	7,625
CareDx Inc.(a)	218	5,267
Cooper Companies Inc. (The)	264	91,579
CryoLife Inc.(a)	192	5,710
Cutera Inc.(a)	56	1,578
Danaher Corp.	2,678	430,810
Dentsply Sirona Inc.	671	37,576
Edwards Lifesciences Corp.(a)	1,341	294,832
Glaukos Corp.(a)	112	6,300
Globus Medical Inc., Class A(a)	472	24,676
Haemonetics Corp.(a)	192	20,619
Henry Schein Inc.(a)	634	43,708
Hill-Rom Holdings Inc.	290	30,882
Hologic Inc.(a)	1,241	66,418
ICU Medical Inc.(a)	80	14,598
IDEXX Laboratories Inc.(a)	328	88,891
Inogen Inc.(a)	104	4,604
Inspire Medical Systems Inc.(a)	98	7,330
Insulet Corp.(a)	359	69,660
Integer Holdings Corp.(a)	120	10,248
Integra LifeSciences Holdings Corp.(a)	336	18,493
Intersect ENT Inc.(a)	88	2,274
Intuitive Surgical Inc.(a)	714	399,683
iRhythm Technologies Inc.(a)	112	9,591
LeMaitre Vascular Inc.	88	3,167
LivaNova PLC(a)(b)	289	19,643
Luminex Corp.	184	4,174
Masimo Corp.(a)	296	50,498
Medtronic PLC	8,263	953,881
Merit Medical Systems Inc.(a)	272	9,906
Natus Medical Inc.(a)	168	5,257
Nevro Corp.(a)	128	17,012
Novocure Ltd.(a)	200	16,292
NuVasive Inc.(a)	288	22,211
OraSure Technologies Inc.(a)	312	2,200
Orthofix Medical Inc.(a)(b)	95	4,110
Patterson Companies Inc.	322	7,087
Penumbra Inc.(a)	168	29,477
Quidel Corp.(a)	160	12,288
ResMed Inc.	791	125,745
Shockwave Medical Inc.(a)	121	5,254
STAAR Surgical Co.(a)	215	7,233
Steris PLC	199	29,987
Stryker Corp.	2,026	426,878
Tactile Systems Technology Inc.(a)	106	5,956
Tandem Diabetes Care Inc.(a)(b)	199	15,132
Teleflex Inc.	262	97,336
Thermo Fisher Scientific Inc.	1,517	475,109
Varex Imaging Corp.(a)	136	3,760
Varian Medical Systems Inc.(a)	368	51,730
Wright Medical Group NV(a)	464	13,985
Zimmer Biomet Holdings Inc.	1,021	151,006
		5,773,910
Health Care - Services — 26.8%
Acadia Healthcare Co. Inc.(a)	512	16,451
Addus HomeCare Corp.(a)	66	6,226
Amedisys Inc.(a)	217	38,298
Anthem Inc.	1,237	328,151
Brookdale Senior Living Inc.(a)	826	5,443

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Centene Corp.(a)	3,125	$196,281
Charles River Laboratories International Inc.(a)	72	11,130
Chemed Corp.	57	26,621
Cigna Corp.(a)	1,462	281,260
DaVita Inc.(a)	552	44,088
Encompass Health Corp.	653	50,301
Ensign Group Inc. (The)	230	10,396
HCA Healthcare Inc.	1,674	232,351
Humana Inc.	773	259,914
Invitae Corp.(a)(b)	393	7,329
IQVIA Holdings Inc.(a)	480	74,520
Laboratory Corp. of America Holdings(a)	510	89,454
LHC Group Inc.(a)	169	24,632
Magellan Health Inc.(a)	96	7,028
MEDNAX Inc.(a)	538	12,412
Medpace Holdings Inc.(a)	58	4,962
Molina Healthcare Inc.(a)	142	17,462
Natera Inc.(a)	345	12,078
National HealthCare Corp.	64	5,371
Quest Diagnostics Inc.	728	80,568
RadNet Inc.(a)	233	5,259
Select Medical Holdings Corp.(a)	704	16,079
Syneos Health Inc.(a)	96	5,891
Teladoc Health Inc.(a)	256	26,038
Tenet Healthcare Corp.(a)	584	18,478
Tivity Health Inc.(a)	287	6,212
U.S. Physical Therapy Inc.	96	11,245
UnitedHealth Group Inc.	5,021	1,367,972
Universal Health Services Inc., Class B	449	61,562
		3,361,463
Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	454	33,696

Pharmaceuticals — 16.2%
AbbVie Inc.	722	58,496
Akorn Inc.(a)	200	306
Allergan PLC.	669	124,862
AmerisourceBergen Corp.	590	50,480
Bausch Health Companies Inc.(a)(b)	144	3,950
Becton Dickinson and Co.	1,544	424,878
Cardinal Health Inc.	1,333	68,263
CVS Health Corp.	5,765	390,982
DexCom Inc.(a)	488	117,486
Johnson & Johnson	3,298	490,973
McKesson Corp.	672	95,834
Perrigo Co. PLC	117	6,674
Pfizer Inc.	3,849	143,337
PRA Health Sciences Inc.(a)	112	11,347
Premier Inc., Class A(a)	376	13,074
Zoetis Inc.	170	22,816
		2,023,758
Security	Shares	Value

Real Estate Investment Trusts — 1.9%
Healthpeak Properties Inc.	903	$32,499
LTC Properties Inc.	120	5,539
Medical Properties Trust Inc.	1,848	40,933
National Health Investors Inc.	160	13,501
Omega Healthcare Investors Inc.	414	17,367
Physicians Realty Trust	656	12,694
Sabra Health Care REIT Inc.	640	13,760
Ventas Inc.	766	44,321
Welltower Inc.	719	61,050
		241,664
Retail — 0.7%
National Vision Holdings Inc.(a)	153	5,220
Walgreens Boots Alliance Inc.	1,714	87,157
		92,377
Software — 0.9%
Allscripts Healthcare Solutions Inc.(a)	726	6,229
Cerner Corp.	1,297	93,163
Omnicell Inc.(a)	159	12,924
Tabula Rasa HealthCare Inc.(a)(b)	80	4,646
		116,962
Total Common Stocks — 99.0%
(Cost: $11,079,152)		12,398,981

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	36,940	36,962
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	99,000	99,000
		135,962
Total Short-Term Investments — 1.1%
(Cost: $135,956)		135,962

Total Investments in Securities — 100.1%
(Cost: $11,215,108)		12,534,943

Other Assets, Less Liabilities — (0.1)%		(14,270)

Net Assets — 100.0%		$12,520,673

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	249,945	(213,005)	36,940	$36,962	$450	(b)	$23		$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	49,000	99,000	99,000	424		—		—
				$135,962	$874		$23		$(1)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,398,981	$—	$—	$12,398,981
Money Market Funds	135,962	—	—	135,962
	$12,534,943	$—	$—	$12,534,943

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Evolved U.S. Innovative Healthcare ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 37.3%
Abeona Therapeutics Inc.(a)	136	$295
ACADIA Pharmaceuticals Inc.(a)(b)	552	22,047
Acceleron Pharma Inc.(a)	188	17,067
Achillion Pharmaceuticals Inc.(b)(c)	624	287
Acorda Therapeutics Inc.(a)(b)	204	414
Aduro Biotech Inc.(a)	184	309
Adverum Biotechnologies Inc.(a)	303	2,991
Agenus Inc.(a)	348	1,302
Alder Biopharmaceuticals Inc.(c)	312	275
Alexion Pharmaceuticals Inc.(a)	938	93,228
Allakos Inc.(a)	135	9,747
Allogene Therapeutics Inc.(a)	190	4,127
Alnylam Pharmaceuticals Inc.(a)	588	67,496
AMAG Pharmaceuticals Inc.(a)	128	1,134
Amgen Inc.	1,104	238,519
Amicus Therapeutics Inc.(a)(b)	1,102	9,742
AnaptysBio Inc.(a)	68	987
ANI Pharmaceuticals Inc.(a)	28	1,736
Apellis Pharmaceuticals Inc.(a)	246	10,113
Ardelyx Inc.(a)	343	2,428
Arena Pharmaceuticals Inc.(a)	256	11,697
Arrowhead Pharmaceuticals Inc.(a)	526	22,045
Assembly Biosciences Inc.(a)	88	1,545
Atara Biotherapeutics Inc.(a)	128	1,693
Avrobio Inc.(a)	121	2,629
BioCryst Pharmaceuticals Inc.(a)	428	1,220
Biogen Inc.(a)	788	211,854
Biohaven Pharmaceutical Holding Co. Ltd.(a)	142	6,886
BioMarin Pharmaceutical Inc.(a)	878	73,313
Bio-Rad Laboratories Inc., Class A(a)	8	2,887
Bluebird Bio Inc.(a)	191	15,221
Blueprint Medicines Corp.(a)	225	14,276
Bridgebio Pharma Inc.(a)(b)	105	3,621
Cara Therapeutics Inc.(a)(b)	144	2,318
Celldex Therapeutics Inc.(a)	44	102
ChemoCentryx Inc.(a)	207	8,781
Constellation Pharmaceuticals Inc.(a)	111	3,667
Cymabay Therapeutics Inc.(a)	319	491
CytomX Therapeutics Inc.(a)	156	1,158
Deciphera Pharmaceuticals Inc.(a)	141	8,831
Denali Therapeutics Inc.(a)	344	7,967
Dicerna Pharmaceuticals Inc.(a)	274	5,410
Dynavax Technologies Corp.(a)	256	1,293
Editas Medicine Inc.(a)	192	5,075
Emergent BioSolutions Inc.(a)	128	7,051
Epizyme Inc.(a)	379	7,932
Esperion Therapeutics Inc.(a)(b)	124	6,706
Exact Sciences Corp.(a)(b)	202	18,843
Exelixis Inc.(a)	1,288	22,154
Fate Therapeutics Inc.(a)(b)	220	5,579
FibroGen Inc.(a)	368	15,401
Five Prime Therapeutics Inc.(a)	180	850
Forty Seven Inc.(a)	138	5,088
Geron Corp.(a)	492	645
Gilead Sciences Inc.	3,689	233,145
GlycoMimetics Inc.(a)(b)	185	792
Gossamer Bio Inc.(a)(b)	256	3,400
Guardant Health Inc.(a)	90	6,844
Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics Inc.(a)	480	$9,110
ImmunoGen Inc.(a)	758	3,582
Immunomedics Inc.(a)	804	14,930
Incyte Corp.(a)	398	29,082
Innoviva Inc.(a)	236	3,258
Insmed Inc.(a)	360	7,394
Intercept Pharmaceuticals Inc.(a)	135	12,475
Ionis Pharmaceuticals Inc.(a)	619	36,100
Iovance Biotherapeutics Inc.(a)(b)	508	11,044
Karuna Therapeutics Inc.(a)	52	4,935
Karyopharm Therapeutics Inc.(a)(b)	224	3,618
Krystal Biotech Inc.(a)	54	2,822
Lexicon Pharmaceuticals Inc.(a)(b)	212	655
Ligand Pharmaceuticals Inc.(a)	96	8,430
MacroGenics Inc.(a)	160	1,480
Mirati Therapeutics Inc.(a)	155	13,459
Moderna Inc.(a)(b)	1,013	20,777
Myriad Genetics Inc.(a)	140	3,871
Nektar Therapeutics(a)	781	15,534
NextCure Inc.(a)	66	2,821
Novavax Inc.(a)(b)	64	488
Omeros Corp.(a)	188	2,399
Pieris Pharmaceuticals Inc.(a)	256	947
PRECIGEN Inc.(a)	176	818
Precision BioSciences Inc.(a)	191	1,545
Prothena Corp. PLC(a)	174	2,118
PTC Therapeutics Inc.(a)	260	13,390
Puma Biotechnology Inc.(a)	156	1,226
Radius Health Inc.(a)(b)	200	3,512
Regeneron Pharmaceuticals Inc.(a)	382	129,093
REGENXBIO Inc.(a)	136	5,920
Retrophin Inc.(a)	188	2,906
Rigel Pharmaceuticals Inc.(a)	716	1,618
Rocket Pharmaceuticals Inc.(a)(b)	105	2,150
Rubius Therapeutics Inc.(a)	163	1,271
Sage Therapeutics Inc.(a)(b)	292	19,354
Sangamo Therapeutics Inc.(a)	632	4,633
Seattle Genetics Inc.(a)	564	61,132
Solid Biosciences Inc.(a)	65	218
Sorrento Therapeutics Inc.(a)	276	1,057
Stemline Therapeutics Inc.(a)	148	981
Theravance Biopharma Inc.(a)(b)	194	5,409
Turning Point Therapeutics Inc.(a)(b)	133	7,780
Ultragenyx Pharmaceutical Inc.(a)	224	11,771
United Therapeutics Corp.(a)	188	18,362
Vericel Corp.(a)	95	1,558
Vertex Pharmaceuticals Inc.(a)	1,181	268,146
Viking Therapeutics Inc.(a)	258	1,620
WaVe Life Sciences Ltd.(a)	84	596
Xencor Inc.(a)(b)	240	8,146
Y-mAbs Therapeutics Inc.(a)	116	3,827
ZIOPHARM Oncology Inc.(a)	608	2,395
		2,024,417
Chemicals — 0.1%
Codexis Inc.(a)(b)	181	2,838
Electrical Components & Equipment — 0.2%
Universal Display Corp.	56	9,866

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Products — 4.0%
Abbott Laboratories	277	$24,138
ABIOMED Inc.(a)	18	3,353
Axogen Inc.(a)	56	692
Baxter International Inc.	464	41,398
Cooper Companies Inc. (The)	64	22,201
Glaukos Corp.(a)	104	5,850
Haemonetics Corp.(a)	52	5,584
Hologic Inc.(a)	144	7,707
ICU Medical Inc.(a)(b)	20	3,649
IDEXX Laboratories Inc.(a)	40	10,841
Insulet Corp.(a)	59	11,448
Integra LifeSciences Holdings Corp.(a)	68	3,743
Intersect ENT Inc.(a)	72	1,861
Intuitive Surgical Inc.(a)	22	12,315
Lantheus Holdings Inc.(a)	112	1,961
Merit Medical Systems Inc.(a)	52	1,894
Nevro Corp.(a)	56	7,443
Novocure Ltd.(a)	220	17,921
OPKO Health Inc.(a)	916	1,328
Penumbra Inc.(a)	21	3,685
Repligen Corp.(a)	88	8,834
ResMed Inc.	109	17,328
Wright Medical Group NV(a)	122	3,677
		218,851
Health Care - Services — 1.3%
Catalent Inc.(a)	208	12,709
Charles River Laboratories International Inc.(a)	72	11,130
IQVIA Holdings Inc.(a)	208	32,292
Medpace Holdings Inc.(a)	39	3,336
Natera Inc.(a)	76	2,661
Syneos Health Inc.(a)	112	6,872
		69,000
Pharmaceuticals — 54.7%
AbbVie Inc.	2,989	242,169
Aclaris Therapeutics Inc.(a)	136	169
Adamas Pharmaceuticals Inc.(a)	92	473
Aerie Pharmaceuticals Inc.(a)	180	3,686
Agios Pharmaceuticals Inc.(a)(b)	276	13,449
Aimmune Therapeutics Inc.(a)	192	5,962
Akcea Therapeutics Inc.(a)(b)	52	898
Akebia Therapeutics Inc.(a)	384	2,772
Akorn Inc.(a)	208	318
Alector Inc.(a)(b)	139	3,884
Alkermes PLC(a)	673	11,717
Allergan PLC.	941	175,628
AmerisourceBergen Corp.	56	4,791
Amneal Pharmaceuticals Inc.(a)(b)	537	2,411
Amphastar Pharmaceuticals Inc.(a)	132	2,496
Anika Therapeutics Inc.(a)	40	1,644
Antares Pharma Inc.(a)	592	2,173
Arvinas Holding Co. LLC(a)	102	4,943
Athenex Inc.(a)(b)	325	4,352
Axsome Therapeutics Inc.(a)	90	7,814
Bausch Health Companies Inc.(a)(b)	888	24,358
Bristol-Myers Squibb Co.	4,831	304,111
Catalyst Pharmaceuticals Inc.(a)	301	1,237
Clovis Oncology Inc.(a)(b)	232	1,923
Coherus Biosciences Inc.(a)	307	5,538
Collegium Pharmaceutical Inc.(a)	108	2,172
Security	Shares	Value

Pharmaceuticals (continued)
Concert Pharmaceuticals Inc.(a)	96	$1,025
Corbus Pharmaceuticals Holdings Inc.(a)(b)	224	1,449
Corcept Therapeutics Inc.(a)	440	5,575
Cyclerion Therapeutics Inc.(a)(b)	60	197
Cytokinetics Inc.(a)	216	2,657
Dermira Inc.(a)	276	5,230
DexCom Inc.(a)	118	28,408
Eagle Pharmaceuticals Inc./DE(a)	56	3,014
Elanco Animal Health Inc.(a)	709	21,908
Eli Lilly & Co..	2,073	289,474
Enanta Pharmaceuticals Inc.(a)(b)	68	3,505
Endo International PLC(a)	629	3,566
Flexion Therapeutics Inc.(a)(b)	156	2,733
G1 Therapeutics Inc.(a)	88	1,704
Global Blood Therapeutics Inc.(a)(b)	301	19,643
Heron Therapeutics Inc.(a)(b)	328	6,842
Horizon Therapeutics PLC(a)	734	25,316
Intellia Therapeutics Inc.(a)(b)	136	1,620
Intra-Cellular Therapies Inc.(a)(b)	208	4,720
Ironwood Pharmaceuticals Inc.(a)	600	7,248
Jazz Pharmaceuticals PLC(a)	225	32,254
Johnson & Johnson	3,588	534,146
Jounce Therapeutics Inc.(a)	72	453
Kadmon Holdings Inc.(a)	890	4,085
Kodiak Sciences Inc.(a)	136	8,306
Kura Oncology Inc.(a)	148	1,738
La Jolla Pharmaceutical Co.(a)	92	630
Lannett Co. Inc.(a)	116	944
Madrigal Pharmaceuticals Inc.(a)	38	3,155
Mallinckrodt PLC(a)	174	799
MediciNova Inc.(a)(b)	164	950
Merck & Co. Inc.	4,662	398,321
Momenta Pharmaceuticals Inc.(a)(b)	545	15,816
Mylan NV(a)	1,556	33,330
MyoKardia Inc.(a)	206	14,014
Neurocrine Biosciences Inc.(a)	480	48,038
Odonate Therapeutics Inc.(a)	64	1,869
Pacira BioSciences Inc.(a)(b)	152	6,569
Paratek Pharmaceuticals Inc.(a)	124	417
Perrigo Co. PLC	252	14,374
Pfizer Inc.	8,475	315,609
Portola Pharmaceuticals Inc.(a)	356	4,553
PRA Health Sciences Inc.(a)	84	8,510
Prestige Consumer Healthcare Inc.(a)(b)	64	2,596
Principia Biopharma Inc.(a)	109	5,739
Progenics Pharmaceuticals Inc.(a)	308	1,374
Ra Pharmaceuticals Inc.(a)	169	7,921
Reata Pharmaceuticals Inc., Class A(a)	125	27,349
Relmada Therapeutics Inc.(a)(b)	64	2,838
Revance Therapeutics Inc.(a)(b)	144	3,221
Rhythm Pharmaceuticals Inc.(a)	174	3,052
Sarepta Therapeutics Inc.(a)	334	38,731
Spectrum Pharmaceuticals Inc.(a)	468	1,184
Supernus Pharmaceuticals Inc.(a)	220	5,031
Synergy Pharmaceuticals Inc.(a)(b)	1,136	7
TG Therapeutics Inc.(a)	236	3,354
TherapeuticsMD Inc.(a)(b)	640	1,440
Tricida Inc.(a)(b)	128	4,513
UroGen Pharma Ltd.(a)	65	1,912
Vanda Pharmaceuticals Inc.(a)	224	2,856

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Voyager Therapeutics Inc.(a)	128	$1,412
Zoetis Inc.	937	125,754
Zogenix Inc.(a)	198	9,973
		2,966,059
Telecommunications — 0.0%
InterDigital Inc.	36	1,989

Total Common Stocks — 97.6%
(Cost: $4,883,038)		5,293,020

Rights

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. (Expires 3/31/2021)(a)	2,353	8,188

Total Rights — 0.2%
(Cost: $5,012)		8,188

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	249,735	249,885
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	107,000	$107,000
		356,885
Total Short-Term Investments — 6.6%
(Cost: $356,819)		356,885

Total Investments in Securities — 104.4%
(Cost: $5,244,869)		5,658,093

Other Assets, Less Liabilities — (4.4)%		(236,914)

Net Assets — 100.0%		$5,421,179

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	187,167	62,568	249,735	$249,885	$1,086	(b)	$(2)	$22
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	34,000	107,000	107,000	571		—	—
				$356,885	$1,657		$(2)	$22

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,292,458	$—	$562	$5,293,020
Rights	8,188	—	—	8,188
Money Market Funds	356,885	—	—	356,885
	$5,150,728	$—	$562	$5,658,093

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited)	iShares® Evolved U.S. Media and Entertainment ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.(a)	2,194	$5,990
National CineMedia Inc.	1,205	8,893
		14,883
Commercial Services — 1.6%
Graham Holdings Co., Class B.	60	32,953
Nielsen Holdings PLC	3,520	71,808
Viad Corp.	80	5,200
		109,961
Entertainment — 5.5%
AMC Entertainment Holdings Inc., Class A(b)	550	3,586
Churchill Downs Inc.	154	22,234
Cinemark Holdings Inc.	1,555	48,998
Eldorado Resorts Inc.(a)	90	5,380
IMAX Corp.(a)	960	15,878
Lions Gate Entertainment Corp., Class A(a)	1,595	15,838
Lions Gate Entertainment Corp., Class B, NVS(a)	3,209	29,940
Live Nation Entertainment Inc.(a)	1,260	85,882
Madison Square Garden Co. (The), Class A(a)	240	71,086
Penn National Gaming Inc.(a)	160	4,773
Reading International Inc., Class A, NVS(a)	225	2,295
Scientific Games Corp./DE, Class A(a)	405	10,060
SeaWorld Entertainment Inc.(a)	595	20,504
Six Flags Entertainment Corp.	935	35,652
		372,106
Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	705	48,885

Internet — 14.4%
Alphabet Inc., Class A(a)	49	70,206
Alphabet Inc., Class C, NVS(a)	53	76,014
IAC/InterActiveCorp.(a)	650	158,334
Netflix Inc.(a)	1,028	354,753
Roku Inc.(a)	1,136	137,399
Twitter Inc.(a)	5,201	168,928
		965,634
Leisure Time — 0.2%
Carnival Corp.	236	10,273
Liberty TripAdvisor Holdings Inc., Class A(a)	436	2,568
		12,841
Lodging — 0.3%
Las Vegas Sands Corp.	245	16,001
Marcus Corp. (The)	150	4,372
		20,373
Media — 60.0%
Altice USA Inc., Class A(a)	3,969	108,592
AMC Networks Inc., Class A(a)	1,080	39,517
Cable One Inc.	60	102,242
Central European Media Enterprises Ltd., Class A(a)	1,111	4,966
Charter Communications Inc., Class A(a)(b)	666	344,628
Comcast Corp., Class A	9,853	425,551
Discovery Inc., Class A(a)	3,440	100,654
Discovery Inc., Class C, NVS(a)	8,118	225,437
DISH Network Corp., Class A(a)	3,888	142,923
Entercom Communications Corp., Class A	3,310	13,141
Entravision Communications Corp., Class A	758	1,683
EW Scripps Co. (The), Class A, NVS	1,720	20,881
Fox Corp., Class A, NVS	8,491	314,846
Security	Shares	Value

Media (continued)
Fox Corp., Class B(a)	4,614	$167,627
Gannett Co. Inc.	1,265	7,729
Gray Television Inc.(a)	2,468	50,051
Hemisphere Media Group Inc.(a)	515	6,922
Iheartmedia Inc., Class A(a)	581	10,272
John Wiley & Sons Inc., Class A	254	11,079
Liberty Broadband Corp., Class A(a)	360	47,372
Liberty Broadband Corp., Class C, NVS(a)	1,999	265,727
Liberty Global PLC, Class A(a)	1,555	31,909
Liberty Global PLC, Class C, NVS(a)	4,720	91,946
Liberty Latin America Ltd., Class A(a)	193	3,219
Liberty Latin America Ltd., Class C, NVS(a)	913	15,384
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	470	22,828
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	479	23,481
Meredith Corp.	950	28,547
MSG Networks Inc., Class A(a)	1,315	20,001
New York Times Co. (The), Class A	2,360	75,544
News Corp., Class A, NVS.	6,919	94,237
News Corp., Class B	2,160	30,175
Nexstar Media Group Inc., Class A	1,280	155,072
Saga Communications Inc., Class A	135	4,093
Scholastic Corp., NVS.	270	8,897
Sinclair Broadcast Group Inc., Class A	1,814	54,275
Sirius XM Holdings Inc.(b)	18,861	133,347
TEGNA Inc.	5,718	96,634
ViacomCBS Inc., Class A	164	6,229
ViacomCBS Inc., Class B, NVS	7,999	273,006
Walt Disney Co. (The)	2,871	397,088
World Wrestling Entertainment Inc., Class A	1,139	55,674
		4,033,426
Real Estate Investment Trusts — 0.9%
Lamar Advertising Co., Class A	575	53,366
Ryman Hospitality Properties Inc.	105	8,928
		62,294
Retail — 0.7%
Qurate Retail Inc. Series A(a)	5,048	43,059

Software — 10.7%
Activision Blizzard Inc.	5,214	304,915
Daily Journal Corp.(a)	10	2,750
Electronic Arts Inc.(a)	2,220	239,582
Glu Mobile Inc.(a)	1,005	5,929
Take-Two Interactive Software Inc.(a)	1,023	127,507
TiVo Corp.	1,635	11,903
Zynga Inc., Class A(a)	4,335	26,097
		718,683
Telecommunications — 1.1%
AT&T Inc.	984	37,018
GCI Liberty Inc., Class A(a)	309	22,613
Harmonic Inc.(a)	580	4,080
Shenandoah Telecommunications Co.	271	10,935
		74,646
Toys, Games & Hobbies — 3.0%
Hasbro Inc.	1,640	167,067
Mattel Inc.(a)(b)	2,286	33,444
		200,511
Total Common Stocks — 99.3%
(Cost: $6,475,851)		6,677,302

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	178,807	$178,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	45,000	45,000
		223,914
Total Short-Term Investments — 3.3%
(Cost: $223,878)		223,914

Total Investments in Securities — 102.6%
(Cost: $6,699,729)		6,901,216

Other Assets, Less Liabilities — (2.6)%		(177,366)

Net Assets — 100.0%		$6,723,850

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	87,096	91,711	178,807	$178,914	$856	(b)	$4		$27
BlackRock Cash Funds: Treasury, SL Agency Shares	51,000	(6,000)	45,000	45,000	572		—		—
				$223,914	$1,428		$4		$27

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,677,302	$—	$—	$6,677,302
Money Market Funds	223,914	—	—	223,914
	$6,901,216	$—	$—	$6,901,216

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited)	iShares® Evolved U.S. Technology ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	821	$18,637
Omnicom Group Inc.	406	30,576
Trade Desk Inc. (The), Class A(a)(b)	115	30,955
		80,168
Aerospace & Defense — 0.1%
L3Harris Technologies Inc.	79	17,485
Raytheon Co.	84	18,559
		36,044
Banks — 0.3%
JPMorgan Chase & Co.	560	74,122

Biotechnology — 0.1%
Incyte Corp.(a)	179	13,080

Commercial Services — 4.7%
2U Inc.(a)(b)	98	1,941
Automatic Data Processing Inc.	879	150,652
Avalara Inc.(a)	183	15,581
Booz Allen Hamilton Holding Corp.	186	14,515
Chegg Inc.(a)	375	15,461
CoreLogic Inc.	126	5,859
CoStar Group Inc.(a)	56	36,567
Equifax Inc.	196	29,380
Euronet Worldwide Inc.(a)	70	11,035
FleetCor Technologies Inc.(a)	140	44,132
Gartner Inc.(a)	224	36,015
Global Payments Inc.	459	89,712
IHS Markit Ltd.(a)	631	49,761
Korn Ferry	112	4,590
ManpowerGroup Inc.	98	8,966
MarketAxess Holdings Inc.	42	14,876
Moody’s Corp.	182	46,736
Nielsen Holdings PLC	474	9,670
Paylocity Holding Corp.(a)	135	19,155
PayPal Holdings Inc.(a)	2,254	256,708
Robert Half International Inc.	154	8,958
S&P Global Inc.	336	98,693
Sabre Corp.	434	9,348
Square Inc., Class A(a)	755	56,391
TransUnion	336	30,811
Verisk Analytics Inc.	210	34,119
WEX Inc.(a)	56	12,147
		1,111,779
Computers — 15.8%
Accenture PLC, Class A	1,459	299,401
Apple Inc.	8,299	2,568,624
CACI International Inc., Class A(a)	42	11,233
Cognizant Technology Solutions Corp., Class A	1,400	85,932
Conduent Inc.(a)	350	1,498
Dell Technologies Inc., Class C(a)	560	27,311
DXC Technology Co.	784	24,994
EPAM Systems Inc.(a)	112	25,552
Fortinet Inc.(a)	448	51,681
Genpact Ltd.	322	14,255
Hewlett Packard Enterprise Co.	3,530	49,173
HP Inc.	2,478	52,831
International Business Machines Corp.	2,665	383,040
Lumentum Holdings Inc.(a)	84	6,365
Security	Shares	Value

Computers (continued)
NCR Corp.(a)	224	$7,553
NetApp Inc.	758	40,477
Pure Storage Inc., Class A(a)	308	5,482
Qualys Inc.(a)(b)	112	9,603
Rapid7 Inc.(a)	186	11,045
Seagate Technology PLC	504	28,723
Western Digital Corp.	672	44,016
Zscaler Inc.(a)(b)	267	14,976
		3,763,765
Distribution & Wholesale — 0.1%
Copart Inc.(a)	168	17,045
KAR Auction Services Inc.	126	2,649
		19,694
Diversified Financial Services — 6.5%
Alliance Data Systems Corp.	70	7,195
Cboe Global Markets Inc.	140	17,251
CME Group Inc.	476	103,344
Discover Financial Services	112	8,415
Interactive Brokers Group Inc., Class A	84	3,948
Intercontinental Exchange Inc.	812	80,989
Invesco Ltd.	310	5,363
Mastercard Inc., Class A	1,746	551,631
Nasdaq Inc.	154	17,935
SEI Investments Co.	168	10,964
TD Ameritrade Holding Corp.	294	13,959
Visa Inc., Class A	3,580	712,313
Western Union Co. (The)	546	14,687
		1,547,994
Electronics — 0.7%
Agilent Technologies Inc.	222	18,328
Allegion PLC	89	11,509
Arrow Electronics Inc.(a)	112	8,505
Avnet Inc.	210	7,663
Coherent Inc.(a)	28	3,960
Flex Ltd.(a)	886	11,651
Garmin Ltd.	127	12,313
Jabil Inc.	210	8,167
Keysight Technologies Inc.(a)	294	27,339
National Instruments Corp.	266	11,872
Roper Technologies Inc.	41	15,648
SYNNEX Corp.	56	7,715
Tech Data Corp.(a)	84	12,091
Trimble Inc.(a)	364	15,477
		172,238
Health Care - Products — 0.1%
Align Technology Inc.(a)	103	26,481

Health Care - Services — 0.2%
IQVIA Holdings Inc.(a)	154	23,909
Teladoc Health Inc.(a)	131	13,324
		37,233
Insurance — 0.5%
Aon PLC	237	52,199
Marsh & McLennan Companies Inc.	378	42,283
Willis Towers Watson PLC	130	27,468
		121,950
Internet — 25.2%
Alphabet Inc., Class A(a)	743	1,064,555
Alphabet Inc., Class C, NVS(a)	746	1,069,936

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Amazon.com Inc.(a)	787	$1,580,863
Anaplan Inc.(a)	373	21,481
Booking Holdings Inc.(a)	60	109,833
CDW Corp./DE	308	40,179
eBay Inc.	1,829	61,381
Etsy Inc.(a)	139	6,785
Expedia Group Inc.	182	19,738
F5 Networks Inc.(a)	182	22,226
Facebook Inc., Class A(a)	6,219	1,255,678
FireEye Inc.(a)	434	6,935
GoDaddy Inc., Class A(a)	322	21,642
Grubhub Inc.(a)	126	6,823
IAC/InterActiveCorp.(a)	126	30,692
Match Group Inc.(a)	154	12,046
MercadoLibre Inc.(a)	84	55,692
Netflix Inc.(a)	421	145,283
NortonLifeLock Inc.	1,384	39,333
Okta Inc.(a)	391	50,068
Palo Alto Networks Inc.(a)	280	65,738
Pinterest Inc., Class A(a)	297	6,543
Proofpoint Inc.(a)	154	18,913
Q2 Holdings Inc.(a)	138	12,032
Roku Inc.(a)	211	25,520
Snap Inc., Class A, NVS(a)	2,384	43,818
Twitter Inc.(a)	1,611	52,325
Uber Technologies Inc.(a)	2,503	90,834
VeriSign Inc.(a)	248	51,619
Zendesk Inc.(a)	238	20,563
Zillow Group Inc., Class C, NVS(a)	196	9,057
		6,018,131
Machinery — 0.1%
Cognex Corp.	280	14,272
Rockwell Automation Inc.	56	10,733
		25,005
Media — 0.1%
FactSet Research Systems Inc.	70	20,028

Office & Business Equipment — 0.2%
Xerox Holdings Corp.(a)	362	12,877
Zebra Technologies Corp., Class A(a)	112	26,770
		39,647
Private Equity — 0.2%
Blackstone Group Inc. (The), Class A	616	37,619

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	289	17,643
Jones Lang LaSalle Inc.	56	9,510
		27,153
Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	263	32,346
Equinix Inc.	66	38,922
Iron Mountain Inc.	378	11,949
		83,217
Retail — 0.1%
Best Buy Co. Inc.	196	16,599

Semiconductors — 9.2%
Advanced Micro Devices Inc.(a)	2,676	125,772
Analog Devices Inc.	518	56,851
Applied Materials Inc.	1,260	73,068
Security	Shares	Value

Semiconductors (continued)
Broadcom Inc.	725	$221,241
Cypress Semiconductor Corp.	755	17,614
Inphi Corp.(a)	135	10,255
Intel Corp.	6,543	418,294
KLA Corp.	255	42,264
Lam Research Corp.	211	62,922
Marvell Technology Group Ltd.	1,833	44,065
Maxim Integrated Products Inc.	574	34,509
Microchip Technology Inc.	448	43,671
Micron Technology Inc.(a)	2,223	118,019
Monolithic Power Systems Inc.	84	14,378
NVIDIA Corp.	1,725	407,842
ON Semiconductor Corp.(a)	755	17,478
Qorvo Inc.(a)	213	22,548
QUALCOMM Inc.	2,035	173,606
Silicon Laboratories Inc.(a)	98	9,634
Skyworks Solutions Inc.	336	38,018
Teradyne Inc.	359	23,691
Texas Instruments Inc.	1,511	182,302
Xilinx Inc.	588	49,674
		2,207,716
Software — 31.5%
ACI Worldwide Inc.(a)	280	9,646
Activision Blizzard Inc.	994	58,129
Adobe Inc.(a)	1,347	472,986
Akamai Technologies Inc.(a)	420	39,207
Alteryx Inc., Class A(a)(b)	211	29,428
ANSYS Inc.(a)	196	53,769
Aspen Technology Inc.(a)	140	16,657
Autodesk Inc.(a)	585	115,157
Black Knight Inc.(a)	196	13,116
Blackbaud Inc.	126	9,870
Box Inc., Class A(a)	378	5,681
Broadridge Financial Solutions Inc.	196	23,353
Cadence Design Systems Inc.(a)	686	49,468
CDK Global Inc.	266	14,279
Ceridian HCM Holding Inc.(a)(b)	391	28,656
Cerner Corp.	406	29,163
Citrix Systems Inc.	392	47,518
Cloudera Inc.(a)(b)	322	3,313
CommVault Systems Inc.(a)	126	5,673
Cornerstone OnDemand Inc.(a)	168	9,878
Coupa Software Inc.(a)	224	36,098
DocuSign Inc.(a)	570	44,751
Dropbox Inc., Class A(a)	837	14,246
Elastic NV(a)	182	11,808
Electronic Arts Inc.(a)	518	55,903
Everbridge Inc.(a)	127	11,511
Fair Isaac Corp.(a)	70	28,167
Fidelity National Information Services Inc.	1,024	147,108
Fiserv Inc.(a)	1,245	147,669
Five9 Inc.(a)	208	14,920
Guidewire Software Inc.(a)	182	20,475
HubSpot Inc.(a)	98	17,732
Intuit Inc.	560	157,013
j2 Global Inc.	98	9,394
Jack Henry & Associates Inc.	168	25,123
LiveRamp Holdings Inc.(a)	52	2,093
Manhattan Associates Inc.(a)	182	15,554
Microsoft Corp.	22,733	3,869,839

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
MongoDB Inc.(a)	138	$22,620
MSCI Inc.	168	48,014
New Relic Inc.(a)	126	8,317
Nuance Communications Inc.(a)	594	11,239
Nutanix Inc., Class A(a)	628	20,391
Oracle Corp.	7,143	374,650
Paychex Inc.	642	55,064
Paycom Software Inc.(a)	126	40,088
Pegasystems Inc.	112	9,656
Progress Software Corp.	154	6,950
PROS Holdings Inc.(a)	157	9,420
PTC Inc.(a)	336	27,928
RealPage Inc.(a)	126	7,352
RingCentral Inc., Class A(a)	154	31,659
salesforce.com Inc.(a)	2,595	473,094
ServiceNow Inc.(a)	592	200,232
Slack Technologies Inc., Class A(a)	712	14,760
Smartsheet Inc., Class A(a)	424	20,556
Splunk Inc.(a)	523	81,201
SS&C Technologies Holdings Inc.	364	22,936
Synopsys Inc.(a)	392	57,824
Take-Two Interactive Software Inc.(a)	169	21,064
Teradata Corp.(a)	336	8,178
Twilio Inc., Class A(a)(b)	389	48,368
Tyler Technologies Inc.(a)	84	27,189
Veeva Systems Inc., Class A(a)	308	45,156
Verint Systems Inc.(a)	168	9,744
VMware Inc., Class A(a)	224	33,165
Workday Inc., Class A(a)	534	98,592
Zoom Video Communications Inc., Class A(a)(b)	180	13,734
Zynga Inc., Class A(a)	1,526	9,187
		7,522,679
Telecommunications — 2.9%
Arista Networks Inc.(a)	168	37,521
Ciena Corp.(a)	336	13,665
Cisco Systems Inc.	12,097	556,099
Security	Shares	Value

Telecommunications (continued)
CommScope Holding Co. Inc.(a)	224	$2,729
Juniper Networks Inc.	994	22,802
LogMeIn Inc.	140	12,036
Motorola Solutions Inc.	224	39,648
Zayo Group Holdings Inc.(a)	238	8,271
		692,771
Transportation — 0.1%
Expeditors International of Washington Inc.	182	13,293
FedEx Corp.	130	18,803
		32,096

Total Common Stocks — 99.4%
(Cost: $20,026,152).		23,727,209

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	130,098	130,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	138,000	138,000
		268,176
Total Short-Term Investments — 1.1%
(Cost: $268,146)		268,176

Total Investments in Securities — 100.5%
(Cost: $20,294,298)		23,995,385

Other Assets, Less Liabilities — (0.5)%		(128,624)

Net Assets — 100.0%		$23,866,761

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	149,562	(19,464)	130,098	$130,176	$768	(b)	$(132)	$22
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	(50,000)	138,000	138,000	1,089		—	—
				$268,176	$1,857		$(132)	$22

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,727,209	$—	$—	$23,727,209
Money Market Funds	268,176	—	—	268,176
	$23,995,385	$—	$—	$23,995,385

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	33

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,575,966	$12,317,838	$5,100,544	$12,398,981
Affiliated(c)	106,582	273,258	50,184	135,962
Cash	494	144	781	756
Receivables:
Securities lending income — Affiliated	23	53	3	34
Capital shares sold	—	—	—	15,583
Dividends	9,937	6,591	5,080	7,947
Total assets	8,693,002	12,597,884	5,156,592	12,559,263

LIABILITIES
Collateral on securities loaned, at value	39,582	167,220	6,183	36,933
Payables:
Investment advisory fees	1,320	1,993	807	1,657
Total liabilities	40,902	169,213	6,990	38,590

NET ASSETS	$8,652,100	$12,428,671	$5,149,602	$12,520,673

NET ASSETS CONSIST OF:
Paid-in capital	$7,864,236	$10,998,286	$4,938,160	$11,202,004
Accumulated earnings	787,864	1,430,385	211,442	1,318,669
NET ASSETS	$8,652,100	$12,428,671	$5,149,602	$12,520,673

Shares outstanding	300,000	400,000	200,000	400,000
Net asset value	$28.84	$31.07	$25.75	$31.30
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$37,788	$159,674	$6,011	$35,930
(b) Investments, at cost — Unaffiliated	$7,767,908	$11,312,766	$4,876,183	$11,079,152
(c) Investments, at cost — Affiliated	$106,575	$273,237	$50,183	$135,956

See notes to financial statements.

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2020

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,301,208	$6,677,302	$23,727,209
Affiliated(c)	356,885	223,914	268,176
Cash	487	623	17,607
Receivables:
Investments sold	4,067	—	—
Securities lending income — Affiliated	154	180	65
Dividends	9,323	1,721	3,867
Total assets	5,672,124	6,903,740	24,016,924

LIABILITIES
Collateral on securities loaned, at value	249,803	178,846	130,270
Payables:
Investments purchased	287	—	—
Investment advisory fees	855	1,044	3,285
Other liabilities	—	—	16,608
Total liabilities	250,945	179,890	150,163

NET ASSETS	$5,421,179	$6,723,850	$23,866,761

NET ASSETS CONSIST OF:
Paid-in capital	$4,918,256	$6,342,426	$20,147,810
Accumulated earnings	502,923	381,424	3,718,951
NET ASSETS	$5,421,179	$6,723,850	$23,866,761

Shares outstanding	200,000	250,000	700,000
Net asset value	$27.11	$26.90	$34.10
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Securities loaned, at value	$235,199	$176,547	$125,832
(b) Investments, at cost — Unaffiliated	$4,888,050	$6,475,851	$20,026,152
(c) Investments, at cost — Affiliated	$356,819	$223,878	$268,146

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	35

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$107,962	$63,219	$63,743	$49,879
Dividends — Affiliated	370	672	215	424
Securities lending income — Affiliated — net	835	333	23	450
Foreign taxes withheld	—	—	(16)	—
Total investment income	109,167	64,224	63,965	50,753

EXPENSES
Investment advisory fees	7,157	8,351	4,541	7,636
Total expenses	7,157	8,351	4,541	7,636
Net investment income	102,010	55,873	59,424	43,117

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(14,814)	19,426	21,981	2,104
Investments — Affiliated	(5)	(16)	(4)	23
In-kind redemptions — Unaffiliated	—	430,691	—	—
Net realized gain (loss)	(14,819)	450,101	21,977	2,127
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	381,131	90,613	156,034	538,680
Investments — Affiliated	6	17	1	(1)
Net change in unrealized appreciation (depreciation)	381,137	90,630	156,035	538,679
Net realized and unrealized gain	366,318	540,731	178,012	540,806
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$468,328	$596,604	$237,436	$583,923

See notes to financial statements.

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$46,919	$28,773	$83,046
Dividends — Affiliated	571	572	1,089
Securities lending income — Affiliated — net	1,086	856	768
Total investment income	48,576	30,201	84,903

EXPENSES
Investment advisory fees	4,719	5,368	15,798
Total expenses	4,719	5,368	15,798
Net investment income	43,857	24,833	69,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	100,572	(25,562)	13,069
Investments — Affiliated	(2)	4	(132)
In-kind redemptions — Unaffiliated	—	209,807	—
Net realized gain	100,570	184,249	12,937
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	466,455	(325,412)	2,325,052
Investments — Affiliated	22	27	22
Net change in unrealized appreciation (depreciation)	466,477	(325,385)	2,325,074
Net realized and unrealized gain (loss)	567,047	(141,136)	2,338,011
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$610,904	$(116,303)	$2,407,116

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	37

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF		iShares Evolved U.S. Discretionary Spending ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$102,010	$98,934	$55,873	$78,181
Net realized gain (loss)	(14,819)	8,811	450,101	33,880
Net change in unrealized appreciation (depreciation)	381,137	409,474	90,630	506,932
Net increase in net assets resulting from operations	468,328	517,219	596,604	618,993

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(113,816)	(135,321)	(103,771)	(92,875)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,160,450	—	6,040,840	—

NET ASSETS
Total increase in net assets	4,514,962	381,898	6,533,673	526,118
Beginning of period	4,137,138	3,755,240	5,894,998	5,368,880
End of period	$8,652,100	$4,137,138	$12,428,671	$5,894,998

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$59,424	$100,542	$43,117	$52,022
Net realized gain (loss)	21,977	(20,809)	2,127	210,303
Net change in unrealized appreciation (depreciation)	156,035	72,632	538,679	251,235
Net increase in net assets resulting from operations	237,436	152,365	583,923	513,560

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(59,009)	(100,143)	(109,308)	(80,138)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	4,681,533	1,435,729

NET ASSETS
Total increase in net assets	178,427	52,222	5,156,148	1,869,151
Beginning of period	4,971,175	4,918,953	7,364,525	5,495,374
End of period	$5,149,602	$4,971,175	$12,520,673	$7,364,525

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	39

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Innovative Healthcare ETF		iShares Evolved U.S. Media and Entertainment ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,857	$73,830	$24,833	$54,799
Net realized gain	100,570	78,944	184,249	208,253
Net change in unrealized appreciation (depreciation)	466,477	(309,456)	(325,385)	249,943
Net increase (decrease) in net assets resulting from operations	610,904	(156,682)	(116,303)	512,995

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(138,532)	(100,052)	(230,985)	(81,138)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	15,312	1,347,171

NET ASSETS
Total increase (decrease) in net assets	472,372	(256,734)	(331,976)	1,779,028
Beginning of period	4,948,807	5,205,541	7,055,826	5,276,798
End of period	$5,421,179	$4,948,807	$6,723,850	$7,055,826

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Technology ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,105	$56,561
Net realized gain	12,937	40,935
Net change in unrealized appreciation (depreciation)	2,325,074	1,019,560
Net increase in net assets resulting from operations	2,407,116	1,117,056

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(89,153)	(74,296)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,078,375	10,161,391

NET ASSETS
Total increase in net assets	7,396,338	11,204,151
Beginning of period	16,470,423	5,266,272
End of period	$23,866,761	$16,470,423

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	41

Financial Highlights

(For a share outstanding throughout each period)

	iShares Evolved U.S. Consumer Staples ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$27.58		$25.03	$24.62
Net investment income(b)	0.36		0.66	0.31	(c)
Net realized and unrealized gain(d)	1.28		2.80	0.26
Net increase from investment operations	1.64		3.46	0.57

Distributions(e)
From net investment income	(0.38)		(0.85)	(0.16)
From net realized gain	—		(0.06)	—
Total distributions	(0.38)		(0.91)	(0.16)

Net asset value, end of period	$28.84		$27.58	$25.03

Total Return
Based on net asset value	5.99	%(f)	14.23%	2.34	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18	%(g)
Net investment income	2.57	%(g)	2.59%	3.58	%(c)(g)

Supplemental Data
Net assets, end of period (000)	$8,652		$4,137	$3,755
Portfolio turnover rate(h)	8	%(f)	9%	0	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Discretionary Spending ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$29.47		$26.84	$24.95
Net investment income(b)	0.18		0.39	0.12
Net realized and unrealized gain(c)	1.74		2.70	1.86
Net increase from investment operations	1.92		3.09	1.98

Distributions(d)
From net investment income	(0.16)		(0.41)	(0.09)
From net realized gain	(0.16)		(0.05)	—
Total distributions	(0.32)		(0.46)	(0.09)

Net asset value, end of period	$31.07		$29.47	$26.84

Total Return
Based on net asset value	6.53	%(e)	11.73%	7.96	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.20	%(f)	1.42%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$12,429		$5,895	$5,369
Portfolio turnover rate(g)	6	%(e)	11%	0	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Financials ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$24.86		$24.59	$24.98
Net investment income(b)	0.30		0.50	0.15
Net realized and unrealized gain (loss)(c)	0.89		0.27	(0.43)
Net increase (decrease) from investment operations	1.19		0.77	(0.28)

Distributions(d)
From net investment income	(0.30)		(0.50)	(0.11)
Total distributions	(0.30)		(0.50)	(0.11)

Net asset value, end of period	$25.75		$24.86	$24.59

Total Return
Based on net asset value	4.79	%(e)	3.35%	(1.11	)%(e)(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18	%(g)
Net investment income	2.36	%(g)	2.15%	1.65	%(g)

Supplemental Data
Net assets, end of period (000)	$5,150		$4,971	$4,919
Portfolio turnover rate(h)	5	%(e)	10%	13	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Healthcare Staples ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$29.46		$27.48	$24.86
Net investment income(b)	0.16		0.27	0.08
Net realized and unrealized gain(c)	2.06		2.11	2.60
Net increase from investment operations	2.22		2.38	2.68

Distributions(d)
From net investment income	(0.14)		(0.28)	(0.06)
From net realized gain	(0.24)		(0.12)	—
Total distributions	(0.38)		(0.40)	(0.06)

Net asset value, end of period	$31.30		$29.46	$27.48

Total Return
Based on net asset value	7.54	%(e)	8.77%	10.77	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.02	%(f)	0.95%	0.87	%(f)

Supplemental Data
Net assets, end of period (000)	$12,521		$7,365	$5,495
Portfolio turnover rate(g)	7	%(e)	12%	0	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Innovative Healthcare ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$24.74		$26.03	$24.97
Net investment income(b)	0.22		0.37	0.11
Net realized and unrealized gain (loss)(c)	2.84		(1.15)	1.04
Net increase (decrease) from investment operations	3.06		(0.78)	1.15

Distributions(d)
From net investment income	(0.21)		(0.36)	(0.09)
From net realized gain	(0.48)		(0.15)	—
Total distributions	(0.69)		(0.51)	(0.09)

Net asset value, end of period	$27.11		$24.74	$26.03

Total Return
Based on net asset value	12.38	%(e)	(3.04)%	4.62	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.67	%(f)	1.45%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$5,421		$4,949	$5,206
Portfolio turnover rate(g)	12	%(e)	8%	3	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Media and Entertainment ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$28.22		$26.38	$25.05
Net investment income(b)	0.11		0.26	0.10
Net realized and unrealized gain (loss)(c)	(0.28)		1.97	1.29
Net increase (decrease) from investment operations	(0.17)		2.23	1.39

Distributions(d)
From net investment income	(0.14)		(0.26)	(0.06)
From net realized gain	(1.01)		(0.13)	—
Total distributions	(1.15)		(0.39)	(0.06)

Net asset value, end of period	$26.90		$28.22	$26.38

Total Return
Based on net asset value	(0.56	)%(e)	8.64%	5.54	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	0.83	%(f)	0.99%	1.04	%(f)

Supplemental Data
Net assets, end of period (000)	$6,724		$7,056	$5,277
Portfolio turnover rate(g)	8	%(e)	10%	0	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Technology ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 03/21/18(a) to 07/31/18

Net asset value, beginning of period	$29.95		$26.33	$24.89
Net investment income(b)	0.12		0.23	0.06
Net realized and unrealized gain(c)	4.19		3.73	1.43
Net increase from investment operations	4.31		3.96	1.49

Distributions(d)
From net investment income	(0.11)		(0.27)	(0.05)
From net realized gain	(0.05)		(0.07)	—
Total distributions	(0.16)		(0.34)	(0.05)

Net asset value, end of period	$34.10		$29.95	$26.33

Total Return
Based on net asset value	14.45	%(e)	15.27%	6.00	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	0.79	%(f)	0.85%	0.70	%(f)

Supplemental Data
Net assets, end of period (000)	$23,867		$16,470	$5,266
Portfolio turnover rate(g)	4	%(e)	7%	0	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Non-diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

F i n a n c i a l S t a t e m e n t s	49

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Evolved U.S. Consumer Staples
BofA Securities, Inc.	$12,391	$12,391		$—	$—
Citigroup Global Markets Inc.	25,397	25,397		—	—
	$37,788	$37,788		$—	$—
Evolved U.S. Discretionary Spending
Citigroup Global Markets Inc.	$14,607	$14,607		$—	$—
Credit Suisse AG Dublin Branch	16,368	16,368		—	—
HSBC Bank PLC	11,512	11,512		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	77,534	77,534		—	—
Scotia Capital (USA) Inc.	6,475	6,475		—	—
SG Americas Securities LLC	15,656	15,656		—	—
UBS AG	17,522	17,522		—	—
	$159,674	$159,674		$—	$—
Evolved U.S. Financials
Barclays Capital Inc	$4,455	$4,455		$—	$—
Credit Suisse Securities (USA) LLC	1,556	1,556		—	—
	$6,011	$6,011		$—	$—
Evolved U.S. Healthcare Staples
Barclays Capital Inc	$1,974	$1,955		$—	$(19	)(b)
HSBC Bank PLC	11,678	11,678		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,588	4,588		—	—
SG Americas Securities LLC	17,690	17,690		—	—
	$35,930	$35,911		$—	$(19)
Evolved U.S. Innovative Healthcare
Barclays Capital Inc	$22,486	$22,486		$—	$—
Citadel Clearing LLC	3,505	3,505		—	—
Citigroup Global Markets Inc.	67,984	67,984		—	—
Credit Suisse AG Dublin Branch	29,691	29,691		—	—
Credit Suisse Securities (USA) LLC	13,050	13,050		—	—
HSBC Bank PLC	38,118	38,118		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	46,729	46,729		—	—
SG Americas Securities LLC	7,281	7,281		—	—
UBS AG	6,355	6,355		—	—
	$235,199	$235,199		$—	$—
Evolved U.S. Media and Entertainment
Citigroup Global Markets Inc.	$93,313	$93,313		$—	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,412	14,412		—	—
SG Americas Securities LLC	68,822	66,899		—	(1,923	)(b)
	$176,547	$174,624		$—	$(1,923)
Evolved U.S. Technology
Credit Suisse AG Dublin Branch	$38,906	$38,906		$—	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	41,457	41,457		—	—
UBS AG	45,469	45,469		—	—
	$125,832	$125,832		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N o t e s t o F i n a n c i a l S t a t e m e n t s	51

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Evolved U.S. Consumer Staples	$311
Evolved U.S. Discretionary Spending	137
Evolved U.S. Financials	9
Evolved U.S. Healthcare Staples	176
Evolved U.S. Innovative Healthcare	431
Evolved U.S. Media and Entertainment	363
Evolved U.S. Technology	327

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

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Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Evolved U.S. Consumer Staples	$656,460	$694,918
Evolved U.S. Discretionary Spending	555,910	569,981
Evolved U.S. Financials	241,029	260,095
Evolved U.S. Healthcare Staples	628,808	727,301
Evolved U.S. Innovative Healthcare	631,861	768,224
Evolved U.S. Media and Entertainment	455,576	658,427
Evolved U.S. Technology	809,885	721,596

For the six months ended January 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Evolved U.S. Consumer Staples	$4,134,615	$—
Evolved U.S. Discretionary Spending	7,468,183	1,539,245
Evolved U.S. Healthcare Staples	4,645,894	—
Evolved U.S. Media and Entertainment	1,368,686	1,350,786
Evolved U.S. Technology	5,041,883	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Evolved U.S. Financials	$44,341

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Evolved U.S. Consumer Staples	$7,885,064	$979,882	$(182,398)	$797,484
Evolved U.S. Discretionary Spending	11,586,003	1,352,805	(347,712)	1,005,093
Evolved U.S. Financials	4,926,415	527,003	(302,690)	224,313
Evolved U.S. Healthcare Staples	11,225,312	1,410,542	(100,911)	1,309,631
Evolved U.S. Innovative Healthcare	5,244,869	879,440	(466,216)	413,224
Evolved U.S. Media and Entertainment	6,701,668	736,906	(537,358)	199,548
Evolved U.S. Technology	20,297,827	3,923,773	(226,215)	3,697,558

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed

N o t e s t o F i n a n c i a l S t a t e m e n t s	53

Notes to Financial Statements (unaudited) (continued)

income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Evolved U.S. Consumer Staples
Shares sold	150,000	$4,160,450	—	$—

Evolved U.S. Discretionary Spending
Shares sold	250,000	$7,611,971	—	$—
Shares redeemed	(50,000)	(1,571,131)	—	—
Net increase	200,000	$6,040,840	—	$—

Evolved U.S. Healthcare Staples
Shares sold	150,000	$4,681,533	100,000	$2,773,961
Shares redeemed	—	—	(50,000)	(1,338,232)
Net increase	150,000	$4,681,533	50,000	$1,435,729

Evolved U.S. Media and Entertainment
Shares sold	50,000	$1,376,334	50,000	$1,347,171
Shares redeemed	(50,000)	(1,361,022)	—	—
Net increase	—	$15,312	50,000	$1,347,171

Evolved U.S. Technology
Shares sold	150,000	$5,078,375	350,000	$10,161,391

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

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Notes to Financial Statements (unaudited) (continued)

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	55

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Evolved U.S. Consumer Staples(a)	$0.297672	$—	$0.081716	$0.379388	78%	—%	22%	100%
Evolved U.S. Discretionary Spending(a)	0.156194	0.155269	0.006056	0.317519	49	49	2	100
Evolved U.S. Financials(a)	0.275366	—	0.019680	0.295046	93	—	7	100
Evolved U.S. Healthcare Staples(a)	0.113097	0.243674	0.021234	0.378005	30	64	6	100
Evolved U.S. Innovative Healthcare(a)	0.197126	0.482790	0.012744	0.692660	28	70	2	100
Evolved U.S. Media and Entertainment(a)	0.122796	1.005765	0.026363	1.154924	11	87	2	100
Evolved U.S. Technology(a)	0.107490	0.051826	0.002780	0.162096	66	32	2	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	57

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

58	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	59

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-715-0120

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)The President (the registrant's Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant's Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	April 06, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	April 06, 2020

By: /s/ Trent Walker

Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 06, 2020